Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios, Inc. 17
CIK	dei_EntityCentralIndexKey	0000929523
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2023
Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2023
Prospectus Date	rr_ProspectusDate	Dec. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Short Duration Multi-Sector Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDMAX
PGIM Short Duration Multi-Sector Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDMCX
PGIM Short Duration Multi-Sector Bond Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDMZX
PGIM Short Duration Multi-Sector Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDMQX
PGIM Total Return Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDBAX
PGIM Total Return Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDBCX
PGIM Total Return Bond Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTBRX
PGIM Total Return Bond Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDBZX
PGIM Total Return Bond Fund | R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDBRX
PGIM Total Return Bond Fund | R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDBSX
PGIM Total Return Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTRQX
PGIM ESG Total Return Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAIWX
PGIM ESG Total Return Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAIYX
PGIM ESG Total Return Bond Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAIZX
PGIM ESG Total Return Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAJBX